Other Disclosures - Events after the reporting period (Details) - USD ($)		6 Months Ended
	Sep. 18, 2018	Jun. 30, 2018	Jun. 30, 2017
Events after the reporting period
Proceeds from issuing shares		$ 1,000	$ 49,000
Ordinary shares issuance
Events after the reporting period
Ordinary shares issued in connection with the exercise of warrants	334,000
Proceeds from issuing shares	$ 1,000